Revenues	10 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenues
7.	Revenues
The amounts in the accompanying statements of comprehensive income are analyzed as follows:

	For the period from March 12, 2021 to December 31, 2021	For the period from January 1, 2022 to October 18, 2022
Time charter revenues	6,248,862	12,687,590
Other income	23,569	160,139
Total	6,272,431	12,847,729
The Company generates its revenues from time charters. The time charters entered into by the Company had a period that ranged between one and four months.

10.	Revenues
The amounts in the accompanying consolidated statements of comprehensive income are analyzed as follows:

	For the period from July 25, 2022 to December 31, 2022	Year ended December 31, 2023
Time charter revenues	3,266,631	9,690,949
Voyage charter revenues	—	17,567,737
Other income	20,470	1,480,296

Total	3,287,101	28,738,982
The

Company generates its revenues from time charters and voyage charters. A significant portion of the voyage hire is typically paid upon the completion of the voyage, while the time charter hire is generally paid in advance.
The amount of revenue earned as demurrage relating to the Company’s voyage charters for the year ended December 31,

2023

was

$2,209,749

an
d is included within “Voyage charter revenues” in the above table.
As of December 31, 2023, receivables from the Company’s voyage charters amounted to $9,419,628 (2022: nil).

As of December 31, 2023, the Company recognized $33,846 of contract fulfillment costs (2022: nil) which mainly represent bunker expenses incurred prior to commencement of loading relating to the Company’s voyage charters. These costs are recorded in “Other current assets” in the consolidated balance sheets.
As
of December 31, 2023, revenues relating to undelivered performance obligations of the Company’s voyage charters amounted to $1,866,321 (2022: nil). The Company will recognize the undelivered performance obligation as of December 31, 2023 as revenues in the first quarter of 2024.
The Company’s time charters have a period of up to 2 months. As of December 31, 2023, the time charters under which the Company’s vessels were employed had a remaining term of up to 3 months.